Finance Lease Receivable (Tables)	12 Months Ended
Dec. 31, 2022
Text Block 1 [Abstract]
Summary of Maturity Analysis of Finance Lease Receivable
The value of the finance lease receivable is comprised of the following:

	Minimum lease payments and unguaranteed residual value		Present value of minimum lease payments and unguaranteed residual value
December 31,	2022	2021	2022	2021

Less than one year	$73,614	$16,420	$60,020	$15,248

Between one and five years	196,314	64,739	149,052	49,546

Later than five years	144,482	62,827	85,432	38,564

	$414,410	$143,986	$294,504	$103,358

Less: Unearned finance income	(119,906)	(40,628)	-	-

	$294,504	$103,358	$294,504	$103,358

Summary of Reconciliation of Finance Lease

December 31,	2022	2021

Balance, January 1	$103,358	$64,274

Acquisition (Note 7)	110,097	-

Additions	86,602	40,154

Interest income	14,801	5,417

Billings and payments	(33,740)	(6,597)

Currency translation effects	13,386	110

Closing balance	$294,504	$103,358